Summary of Significant Accounting Policies and Going Concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 14, 2025	Sep. 04, 2025
Summary of Significant Accounting Policies and Going Concern [Line Items]
Accumulated deficit	$ (165,870)	$ (170,010)
Cash and cash equivalents	2
Net income (loss)	4,140	(25,149)	$ (17,568)
Loan receivable	6,525
Issuance of shares	726
Amortization expense	$ 34
Loan receivable				$ 6,525
Ghost Kitchens ARA [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Issuance of shares					$ 759
Computers and Auxiliary Equipment [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Laboratory Equipment [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Office Furniture and Equipment [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Laboratory Equipment [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Estimated useful lives	7 years
Maximum [Member] | Office Furniture and Equipment [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Estimated useful lives	7 years